SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Compensation	$ 932,208	$ 1,079,839	$ 857,037
Legal and professional	107,064	98,477	257,926
Clinical	287,258	160,371	15,350
Other	44,205	60,035	19,498
Total accrued expenses	$ 1,370,735	$ 1,398,722	$ 1,149,811